AUDITORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Fees Payable to Auditors
Fees payable to the Bank's auditors[1] are as follows:

	2021	2020	2019
	£m	£m	£m
Fees payable for the:
– audit of the Bank's current year Annual report	4.7	4.5	4.2
– audits of the Bank's subsidiaries	9.5	8.9	8.6
– total audit fees in respect of the statutory audit of Group entities[2]	14.2	13.4	12.8
– services normally provided in connection with statutory and regulatory filings or engagements	0.7	1.6	1.3
Total audit fees[3]	14.9	15.0	14.1

Other audit-related fees[3]	0.4	0.3	0.2
All other fees[3]	0.5	0.9	0.3
Total non-audit services[4]	0.9	1.2	0.5
Total fees payable to the Bank’s auditors by the Group	15.8	16.2	14.6
1Deloitte LLP became the Group's statutory auditor in 2021. PricewaterhouseCoopers LLP was the statutory auditor during 2020.
2As defined by the Financial Reporting Council (FRC).
3As defined by the Securities and Exchange Commission (SEC).
4As defined by the SEC. Total non-audit services as defined by the FRC include all fees other than audit fees in respect of the statutory audit of Group entities. These fees totalled £1.6 million in 2021 (2020: £2.8 million; 2019: £1.8 million).
During the year the auditors[1] also earned fees payable by entities outside the consolidated Lloyds Bank Group in respect of the following:

	2021	2020	2019
	£m	£m	£m
Audits of Group pension schemes	0.3	0.1	0.1
Reviews of the financial position of corporate and other borrowers	—	1.3	—
1Deloitte LLP became the Group's statutory auditor in 2021. PricewaterhouseCoopers LLP was the statutory auditor during 2020.